Summary of Significant Accounting Policies - Summary of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 36,221	$ 15,571		$ 23,865
Restricted cash included in Other current assets				153
Restricted cash included in Other long-term assets	13,205	415		513
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 49,426	$ 15,986	$ 14,187	$ 24,531	$ 11,170